UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Criterion Capital Management, LLC
Address:	One Maritime Plaza, Suite 1460
		San Francisco, CA  94111

Form 13F File Number:	28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Daniel Beckham
Title:	Chief Operating Officer
Phone:	(415) 834-2417

Signature, Place and Date of Signing:


/S/ R. Daniel Beckham		San Francisco, CA	February 14, 2006

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:		368,758 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


<Page

NAME OF ISSUER                      TITLE OF       CUSIP         VALUE      SHARES   SH/  PUT/  INV  OTHER    VOTING  AUTH
                                     CLASS                       X1000               PRN  CALL  DISC  MGR    SOLE  SHR  NONE

APPLE COMPUTER INC                  COMMON       37833100         2157       30000    SH        SOLE          30000
APPLERA CORP COM APPLIED            COMMON       38020103         5445      205000    SH        SOLE         205000
ADVENT SOFTWARE INC                 COMMON       7974108         28434      982500    SH        SOLE         982500
AFFYMETRIX INC                      COMMON       00826T108        4546       95212    SH        SOLE          95212
APPLIED MATERIALS INC               COMMON       38222105         2332      130000    SH        SOLE         130000
AMERICAN TOWER SYS CORP             COMMON       29912201        61029     2251998    SH        SOLE        2251998
ALAMOSA HOLDINGS INC                COMMON       11589108        17680      950000    SH        SOLE         950000
ASM LITHOGRAPHY HOLDING             COMMON       N0705911         2108      105000    SH        SOLE         105000
CROWN CASTLE INTL CORP              COMMON       228227104        5382      200000    SH        SOLE         200000
CHARTER MUNICIPAL MORTGAGE          COMMON       160908109        5507      260000    SH        SOLE         260000
C NET INC                           COMMON       12613R104        6023      410000    SH        SOLE         410000
SALESFORCE COM INC                  COMMON       79466L302        5609      175000    SH        SOLE         175000
CENTRA SOFTWARE INC COM             COMMON       15234X103        3474     1736900    SH        SOLE        1736900
CYMER INC                           COMMON       232572107        2131       60000    SH        SOLE          60000
ELECTRONIC ARTS INC                 COMMON       285512109        4138       79104    SH        SOLE          79104
ESCHELON TELECOM INC                COMMON       296290109        6487      461700    SH        SOLE         461700
FTI CONSULTING INC                  COMMON       302941109        3430      125000    SH        SOLE         125000
FOSTER WHEELER LTD                  COMMON       G36535139       10298      280000    SH        SOLE         280000
GIGAMEDIA LTD                       COMMON       Y2711Y104        5218     1831000    SH        SOLE        1831000
GOOGLE INC                          COMMON       38259P508       14811       35700    SH        SOLE          35700
HEWLETT PACKARD CO                  COMMON       428236103        4008      140000    SH        SOLE         140000
GARTNER GROUP INC NEW-CL A          COMMON       366651107        5676      440000    SH        SOLE         440000
JOSEPH A BANK CLOTHIERS IN          COMMON       480838101         217        5000    SH        SOLE           5000
KLA INSTRUMENTS CORP                COMMON       482480100         987       20000    SH        SOLE          20000
LAMAR ADVERTISING CO-CL A           COMMON       512815101       23545      510400    SH        SOLE         510400
LEAP WIRELSS INTL INC               COMMON       521863308       30778      812500    SH        SOLE         812500
NES RENTALS HOLDINGS INC N          COMMON       640820106        5075      390400    SH        SOLE         390400
NUANCE COMMUNICATIONS INC           COMMON       67020Y100       11559     1515000    SH        SOLE        1515000
ORASCOM TELECOM S A E               COMMON       4007739         15729      294000    SH        SOLE         294000
PER-SE TECHNOLOGIES INC             COMMON       713569309       10458      447700    SH        SOLE         447700
REYNOLDS & REYNOLDS CO  CL          COMMON       761695105       10835      386000    SH        SOLE         386000
SPRINT NEXTEL CORPORATION           COMMON       852061100        9694      415000    SH        SOLE         415000
SEARS HOLDINGS CORP                 COMMON       812350106       15828      137000    SH        SOLE         137000
SEAGATE TECHNOLOGY HOLDING          COMMON       G7945J104        1000       50000    SH        SOLE          50000
TEXAS INSTRUMENTS INC               COMMON       882508104        1924       60000    SH        SOLE          60000
NET 1 UEPS TECHNOLOGIES IN          COMMON       64107N206        1700       58919    SH        SOLE          58919
UBIQUITEL INC                       COMMON       903474302       10019     1013025    SH        SOLE        1013025
WILLIAMS SCOTSMAN INTL INC          COMMON       96950G102        3722      215000    SH        SOLE         215000
YAHOO INC                           COMMON       984332106        9795      250000    SH        SOLE         250000

ETR\6222\002\1337785.01